RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Advances from directors (interest at prime plus 1%)		$ 40,372
Entities controlled by directors (non-interest-bearing)	82,328	62,828
Due to related parties	$ 82,328	$ 103,200